Accounts Receivable, Net - Allowance for Doubtful Accounts Movement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
At beginning of period	$ 194,862	$ 234,072	$ 140,335
Addition	5,564,399	128,507	483,130
Reversal	(308,123)	(167,717)	(389,393)
At end of period	$ 5,451,138	$ 194,862	$ 234,072